OTHER EQUITY INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Disclosure of Other Equity Instruments [text block]

38     Other equity instruments

	The Group and Bank
	2018 £m	2017 £m	2016 £m
At 1 January	3,217	3,217	–
Additional Tier 1 securities issued in the year:
Sterling notes (£1,376 million nominal)	–	–	1,376
Euro notes (€736 million nominal)	–	–	612
US dollar notes ($1,642 million nominal)	–	–	1,229
	3,217	3,217	3,217

The Bank has in issue £3,217 million of Sterling, Dollar and Euro Additional Tier 1 (AT1) securities to Lloyds Banking Group plc. The AT1 securities are fixed rate resetting or floating rate Perpetual Subordinated Permanent Write-Down Securities with no fixed maturity or redemption date.

The principal terms of the AT1 securities are described below:

–	The securities rank behind the claims against the Bank of unsubordinated creditors on a Winding-Up.
–	The fixed rate reset securities bear a fixed rate of interest until the first call date. After the initial call date, in the event that they are not redeemed, the fixed rate reset AT1 securities will bear interest at rates fixed periodically in advance. The floating rate AT1 securities will be reset quarterly both prior to and following the first call date.
–	Interest on the securities will be due and payable only at the sole discretion of the Bank and the Bank may at any time elect to cancel any Interest Payment (or any part thereof) which would otherwise be payable on any Interest Payment Date. There are also certain restrictions on the payment of interest as specified in the terms.
–	The securities are undated and are repayable, at the option of the Bank, in whole at the first call date, or at any Interest Payment date thereafter. In addition, the AT1 securities are repayable, at the option of the Bank, in whole for certain regulatory or tax reasons. Any repayments require the prior consent of the Prudential Regulation Authority.
–	The securities will be subject to a Permanent Write Down should the fully Loaded Common Equity Tier 1 ratio of the Bank fall below 7.0 per cent.